UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23134

NorthStar Real Estate Capital Income Master Fund
(Exact name of registrant as specified in charter)

590 Madison Avenue 34th Floor New York, NY (Address of principal executive offices)	10022 (Zip code)

Kevin P. Traenkle
Chief Executive Officer and President
NorthStar Real Estate Capital Income Master Fund
590 Madison Avenue, 34th Floor
New York, NY 10022
(Name and address of agent for service)

Copy to:
Sandra Matrick Forman, Esq.
Colony NorthStar, Inc.
590 Madison Avenue, 34th Floor
New York, NY 10022

Registrant’s telephone number, including area code: (212) 547-2600

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

 Item 1. Schedule of Investments.

The unaudited schedule of investments of NorthStar Real Estate Capital Income Master Fund (the “Fund” or the “Registrant”), a Delaware statutory trust that is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, as of March 31, 2018 is set forth below:

NorthStar Real Estate Capital Income Master Fund
Unaudited Schedule of Investments
As of March 31, 2018

Security	Rate	Maturity Date	Face Amount	Amortized Cost (a)	Amortized Cost as a% of Face Amount	Fair Value
Commercial Mortgage-Backed Securities (“CMBS”) — 83.7%
Bank of America Commercial Mortgage Trust, Series 2015-UBS7, Class D	3.17%	9/15/2048	$2,645,000	$2,172,050	82.1%	$2,163,933	(b)
Bank of America Commercial Mortgage Trust, Series 2016-UBS10, Class D	3.00%	7/15/2049	80,000	59,377	74.2%	61,575	(b)
Bank of America Commercial Mortgage Trust, Series 2017-BNK3, Class D	3.25%	2/15/2050	40,000	32,540	81.4%	32,006	(b)
Bank of America Commercial Mortgage Trust, Series 2017-BNK7, Class D	2.71%	9/15/2060	4,000,000	3,069,196	76.7%	3,020,969	(b)
CD Commercial Mortgage Trust, Series 2017-CD3, Class D	3.25%	2/10/2050	6,030,000	5,099,021	84.6%	4,834,558	(b)
COMM Mortgage Trust, Series UBS5, Class D	3.50%	9/10/2047	3,000,000	2,293,135	76.4%	2,350,261	(b)
COMM Mortgage Trust, Series UBS5, Class E	3.50%	9/10/2047	1,500,000	906,179	60.4%	923,544	(b)
Citigroup Commercial Mortgage Trust, Series 2017-B1, Class D	3.00%	8/15/2027	2,000,000	1,590,142	79.5%	1,556,386	(b)
Deutsche Bank Commercial Mortgage Trust, Series M 2016-C1, Class D	3.50%	5/10/2049	116,000	96,098	82.8%	96,029	(b)
Deutsche Bank Commercial Mortgage Trust, Series M 2016-C1, Class E	3.25%	5/10/2049	180,000	114,060	63.4%	119,070	(b)
GS Mortgage Securities Trust, Series 2017-GS5, Class D	3.51%	3/10/2050	4,500,000	3,844,897	85.4%	3,691,008	(b)
GS Commercial Mortgage Trust, Series 2017-GS7, Class E	3.00%	8/10/2050	2,000,000	1,647,280	82.4%	1,586,217	(b)
Wells Fargo Commercial Mortgage Trust, Series 2017-RB1, Class D	3.40%	3/15/2050	150,000	126,865	84.6%	121,566	(b)
Wells Fargo Commercial Mortgage Trust, Series 2018-C43, Class D	3.00%	3/15/2051	1,900,000	1,468,331	77.3%	1,483,188	(b)
Bank of America Commercial Mortgage Trust, Series 2017-C34, Class D	2.70%	11/15/2026	3,500,000	2,562,732	73.2%	2,587,773	(b)
JP Morgan Bank, Series 2016-C2, Class D	3.40%	6/15/2049	1,800,000	1,477,056	82.1%	1,479,596	(b)
JP Morgan Bank, Series 2016-C4, Class D	3.22%	12/15/2049	1,900,000	1,499,956	78.9%	1,507,526	(b)
Total Commercial Mortgage-Backed Securities (Amortized Cost $28,058,915)(a)						$27,615,205

U.S. Government Securities — 11.8%
U.S. Treasury Bill (Amortized Cost $3,901,083)(a)		4/26/2018	3,905,000	3,901,083	99.9%	$3,900,848

Real Estate Investment Trust (“REIT”) — 0.0%
NS Capital Income Master Fund REIT, Inc.(c) (Cost $100)(a)						$—

TOTAL INVESTMENTS — 95.5%						31,516,053
OTHER ASSETS AND LIABILITIES-NET — 4.5%(d)						1,471,136
NET ASSETS — 100.0%						$32,987,189

Futures Contracts

Issue	Expiration Date	Contracts Purchased (Sold)	Notional Value	Unrealized Depreciation
10 Year USD Deliverable Swap Futures	6/18/18	(170)	$(17,000,000)	$(223,136)
______________
USD—U.S. Dollar.
____________________________________________

(a)	Also represents cost for federal income tax purposes.
(b)
Security is exempt from registration pursuant to Rule 144A of the Securities Act of 1933, as amended. Security may only be sold to qualified institutional buyers unless registered under the Securities Act of 1933, as amended, or otherwise exempt from registration.

(c)
At March 31, 2018, the Fund owned more than 25% of the voting securities of NS Capital Income Master Fund REIT, Inc. (the “REIT Subsidiary”), thereby making the REIT Subsidiary a controlled affiliate, as defined by the 1940 Act, of the Fund. As of March 31, 2018, the REIT Subsidiary owned by the Fund (including investments in controlled affiliates) had no value.

(d)	Includes the effect of futures contracts.
Refer to notes to accompanying financial statements.

NorthStar Real Estate Capital Income Master Fund
Notes to Unaudited Schedule of Investments
As of March 31, 2018

1. Business and Organization

NorthStar Real Estate Capital Income Master Fund (the “Fund”) was organized as a Delaware statutory trust on October 2, 2015. The Fund’s primary investment objectives are to generate attractive and consistent income and preserve and protect shareholder’s capital, with a secondary objective of capital appreciation.
2. Basis of Presentation
The Fund is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 Financial Services – Investment Companies.
The Fund’s unaudited Schedule of Investments is prepared in accordance with accounting principles generally accepted in the United States of America and is stated in U.S. dollars.

3. Investment Portfolio

The following table summarizes the composition of the Fund’s investment portfolio at amortized cost and fair value as of March 31, 2018:

	March 31, 2018(2)
	Amortized Cost(1)	Fair Value	Percentage of Portfolio
CMBS	$28,058,915	$27,615,205	87.6%
U.S. Government Securities	$3,901,083	$3,900,848	12.4%
REIT Subsidiary	$100	$—	—%
	$31,960,098	$31,516,053	100.0%

(1) Amortized cost represents the original cost adjusted for the amortization of premiums and/or accretion of discounts, as applicable, on investments.
(2) Does not include the effect of futures contracts.

Under ASC Topic 820, fair value is defined as the price that the Fund would receive upon selling an asset or pay to transfer a liability in an orderly transaction to a market participant in the principal or most advantageous market for the investment. ASC Topic 820 emphasizes that valuation techniques should maximize the use of observable market inputs and minimize the use of unobservable inputs. Inputs refer broadly to the assumptions that market participants would use in pricing an asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the Fund. Unobservable inputs are inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances. The Fund classifies the inputs used to measure these fair values into the following hierarchy as defined by current accounting guidance:

Level 1:	observable inputs such as quoted prices in active markets;
Level 2:	includes inputs such as quoted prices for similar securities in active markets and quoted prices for identical securities where there is little or no activity in the market; and
Level 3:	unobservable inputs for which little or no market data exists, therefore requiring an entity to develop its own assumptions.

NorthStar Real Estate Capital Income Master Fund
Notes to Unaudited Schedule of Investments (continued)
As of March 31, 2018

A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement.

As of March 31, 2018, the Fund’s investments were categorized as follows in the fair value hierarchy:

Valuation Inputs	March 31, 2018
Level 1 - Price quotations in active markets	$3,900,848
Level 2 - Significant other observable inputs	27,615,205
Level 3 - Significant unobservable inputs	—	(1)
	$31,516,053
 (1) Represents the Fund’s investment in the REIT Subsidiary, which is classified as a Level 3 investment.

As of March 31, 2018, the Fund’s futures contracts were categorized as follows in the fair value hierarchy:

Valuation Inputs	March 31, 2018
Level 1 - Price quotations in active markets	$(223,136)
Level 2 - Significant other observable inputs	—
Level 3 - Significant unobservable inputs	—
$(223,136)

There were no transfers between levels during the three months ended March 31, 2018.

There were no purchases or sales of level three investments during the three months ended March 31, 2018.

Item 2. Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) as of a date within 90 days prior to the filing date of this Form N-Q (the “Report”), the Chief Executive Officer (its principal executive officer) and Chief Financial Officer (its principal financial officer) have concluded that the disclosure controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the filing date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected or are reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the principal executive officer and principal financial officer as required by Rule 30a-2(a) under the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHSTAR REAL ESTATE CAPITAL INCOME MASTER FUND

By:	/s/ Kevin P. Traenkle
Kevin P. Traenkle
Chief Executive Officer and President
Date: May 18, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin P. Traenkle
Kevin P. Traenkle
Chief Executive Officer and President
(Principal Executive Officer)
Date: May 18, 2018

By:	/s/ Frank V. Saracino
Frank V. Saracino
Chief Financial Officer and Treasurer
(Principal Financial Officer)
Date: May 18, 2018